Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Disclosure

As required by Item 402(v) of Regulation S-K, we are providing the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and NonPEO NEOs and Company performance for the fiscal years listed below.

					Value of Initial Fixed $100 Investment based on:[4]
Year	Summary Compensation Table Total for H. Lynn Harton[1] ($)	Compensation Actually Paid to H. Lynn Harton[1,2,3] ($)	Average Summary Compensation Table Total for NonPEO NEOs[1] ($)	Average Compensation Actually Paid to NonPEO NEOs[1,2,3] ($)	TSR ($)	Peer Group TSR ($)	Net Income ($ Millions)	Return on Average Assets[5]
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$ 2,538,380	$ 2,891,751	$ 921,908	$ 1,017,383	$ 119.15	$ 110.67	$277	1.22%
2021	3,015,446	4,424,072	1,136,941	1,494,952	123.43	132.19	270	1.42%
2020	3,442,836	2,920,918	1,041,909	1,172,258	95.38	92.50	164	1.51%

[1]	In each of the years in question, Mr. Harton was our PEO and the remaining NEOs consisted of Messrs. Harralson, Bradshaw, Edwards and Ms. Davis Lux.

[2]	Compensation Actually Paid is calculated in accordance with Item 402(v) of Regulation S-K and does not reflect compensation actually earned, realized or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total Compensation, adjusted as described in footnote 3 below.

[3]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts set forth in the Stock Awards column of the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column are the amounts set forth in the Change in Pension Value and Non-Qualified Deferred Compensation Earnings column in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for H. Lynn Harton ($)	Exclusion of Change in Pension Value for H. Lynn Harton ($)	Exclusion of Stock Awards and Option Awards for H. Lynn Harton ($)	Inclusion of Pension Service Cost for H. Lynn Harton ($)	Inclusion of Equity Values for H. Lynn Harton ($)*	Compensation Actually Paid to H. Lynn Harton ($)
2022	$ 2,538,380	$ -	$ -	$ 244,103	$ 109,268	$ 2,891,751
2021	3,015,446	(118,749)	(912,592)	252,736	2,187,231	4,424,072
2020	3,442,836	(947,467)	(891,586)	217,937	1,099,198	2,920,918

*	The amounts in the Inclusion of Equity Values in the preceding tables are derived from the amounts set forth in the following tables. During each of the years in question, no equity awards were both granted and vested in the same year nor were any equity awards forfeited.

Year	Average Summary Compensation Table Total for NonPEO NEOs ($)	Average Exclusion of Change in Pension Value for NonPEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for NonPEO NEOs($)	Average Inclusion of Pension Service Cost for NonPEO NEOs ($)	Average Inclusion of Equity Values for NonPEO NEOs ($)*	Average Compensation Actually Paid to NonPEO NEOs ($)
2022	$ 921,908	$ -	$ -	$ 69,789	$ 25,686	$ 1,017,383
2021	1,136,941	(59,361)	(279,521)	72,266	624,627	1,494,952
2020	1,041,909	(131,892)	(282,117)	158,432	385,926	1,172,258

*	The amounts in the Inclusion of Equity Values in the preceding tables are derived from the amounts set forth in the following tables. During each of the years in question, no equity awards were both granted and vested in the same year nor were any equity awards forfeited.

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for H. Lynn Harton($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for H. Lynn Harton($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for H. Lynn Harton($)	Total - Inclusion of Equity Values for H. Lynn Harton ($)
2022	$ -	$ 62,396	$ 46,872	$ 109,268
2021	1,096,458	989,275	101,498	2,187,231
2020	1,356,580	(163,334)	(94,048)	1,099,198

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for NonPEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for NonPEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for NonPEO NEOs ($)	Total - Average Inclusion of Equity Values for NonPEO NEOs ($)
2022	$ -	$ 13,614	$ 12,072	$ 25,686
2021	335,837	261,371	27,419	624,627
2020	435,325	(5,712)	(43,687)	385,926

[4]	The Peer Group TSR set forth in this table utilizes the Nasdaq Bank Index (“Nasdaq Bank Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report to Shareholders for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Nasdaq Bank Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

[5]	We determined Return on Average Assets to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Return on Average Assets
Named Executive Officers, Footnote [Text Block]
[1]	In each of the years in question, Mr. Harton was our PEO and the remaining NEOs consisted of Messrs. Harralson, Bradshaw, Edwards and Ms. Davis Lux.

Peer Group Issuers, Footnote [Text Block]
[4]	The Peer Group TSR set forth in this table utilizes the Nasdaq Bank Index (“Nasdaq Bank Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report to Shareholders for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Nasdaq Bank Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 2,538,380	$ 3,015,446	$ 3,442,836
PEO Actually Paid Compensation Amount	$ 2,891,751	4,424,072	2,920,918
Adjustment To PEO Compensation, Footnote [Text Block]
[3]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts set forth in the Stock Awards column of the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column are the amounts set forth in the Change in Pension Value and Non-Qualified Deferred Compensation Earnings column in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for H. Lynn Harton ($)	Exclusion of Change in Pension Value for H. Lynn Harton ($)	Exclusion of Stock Awards and Option Awards for H. Lynn Harton ($)	Inclusion of Pension Service Cost for H. Lynn Harton ($)	Inclusion of Equity Values for H. Lynn Harton ($)*	Compensation Actually Paid to H. Lynn Harton ($)
2022	$ 2,538,380	$ -	$ -	$ 244,103	$ 109,268	$ 2,891,751
2021	3,015,446	(118,749)	(912,592)	252,736	2,187,231	4,424,072
2020	3,442,836	(947,467)	(891,586)	217,937	1,099,198	2,920,918

*	The amounts in the Inclusion of Equity Values in the preceding tables are derived from the amounts set forth in the following tables. During each of the years in question, no equity awards were both granted and vested in the same year nor were any equity awards forfeited.

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for H. Lynn Harton($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for H. Lynn Harton($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for H. Lynn Harton($)	Total - Inclusion of Equity Values for H. Lynn Harton ($)
2022	$ -	$ 62,396	$ 46,872	$ 109,268
2021	1,096,458	989,275	101,498	2,187,231
2020	1,356,580	(163,334)	(94,048)	1,099,198

Non-PEO NEO Average Total Compensation Amount	$ 921,908	1,136,941	1,041,909
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,017,383	1,494,952	1,172,258
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
[3]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts set forth in the Stock Awards column of the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column are the amounts set forth in the Change in Pension Value and Non-Qualified Deferred Compensation Earnings column in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Average Summary Compensation Table Total for NonPEO NEOs ($)	Average Exclusion of Change in Pension Value for NonPEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for NonPEO NEOs($)	Average Inclusion of Pension Service Cost for NonPEO NEOs ($)	Average Inclusion of Equity Values for NonPEO NEOs ($)*	Average Compensation Actually Paid to NonPEO NEOs ($)
2022	$ 921,908	$ -	$ -	$ 69,789	$ 25,686	$ 1,017,383
2021	1,136,941	(59,361)	(279,521)	72,266	624,627	1,494,952
2020	1,041,909	(131,892)	(282,117)	158,432	385,926	1,172,258

*	The amounts in the Inclusion of Equity Values in the preceding tables are derived from the amounts set forth in the following tables. During each of the years in question, no equity awards were both granted and vested in the same year nor were any equity awards forfeited.

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for NonPEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for NonPEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for NonPEO NEOs ($)	Total - Average Inclusion of Equity Values for NonPEO NEOs ($)
2022	$ -	$ 13,614	$ 12,072	$ 25,686
2021	335,837	261,371	27,419	624,627
2020	435,325	(5,712)	(43,687)	385,926

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship Between PEO and NonPEO NEO Compensation Actually Paid and Company TSR

The following graph sets forth the relationship between Compensation Actually Paid to our NEOs and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]

Relationship Between PEO and NonPEO NEO Compensation Actually Paid and Net Income

The following graph sets forth the relationship between Compensation Actually Paid to our NEOs and our net income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship Between PEO and NonPEO NEO Compensation Actually Paid and Company-Selected Measure

The following graph sets forth the relationship between Compensation Actually Paid to our NEOs and Return on Average Assets during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]

Relationship Between Company TSR and Peer Group TSR

The following graph compares our cumulative TSR over the three most recently completed fiscal years to that of the Nasdaq Bank Index over the same period.

Tabular List [Table Text Block]

Most Important Financial Performance Measures

The following summarizes the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our NEOs for 2022 to Company performance (the measures set forth in this list are not ranked):

•	Return on Average Assets

•	Relative Total Shareholder Return

•	Pretax and Preprovision Earnings Per Share

•	Operating Earnings Per Share

•	Net Charge-Offs

•	Ratio of Nonperforming Assets / Total Assets

•	Operating Efficiency Ratio

Total Shareholder Return Amount	$ 119.15	123.43	95.38
Peer Group Total Shareholder Return Amount	110.67	132.19	92.5
Net Income (Loss)	$ 277,000,000	$ 270,000,000	$ 164,000,000
Company Selected Measure Amount	0.0122	0.0142	0.0151
PEO Name	Mr. Harton	Mr. Harton	Mr. Harton
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Return on Average Assets
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Pretax and Preprovision Earnings Per Share
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Operating Earnings Per Share
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Net Charge-Offs
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Ratio of Nonperforming Assets / Total Assets
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	Operating Efficiency Ratio
PEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (118,749)	$ (947,467)
PEO [Member] | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(912,592)	(891,586)
PEO [Member] | Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	244,103	252,736	217,937
PEO [Member] | Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	109,268	2,187,231	1,099,198
PEO [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	1,096,458	1,356,580
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	62,396	989,275	(163,334)
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	46,872	101,498	(94,048)
Non-PEO NEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(59,361)	(131,892)
Non-PEO NEO [Member] | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(279,521)	(282,117)
Non-PEO NEO [Member] | Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	69,789	72,266	158,432
Non-PEO NEO [Member] | Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	25,686	624,627	385,926
Non-PEO NEO [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	335,837	435,325
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,614	261,371	(5,712)
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 12,072	$ 27,419	$ (43,687)